Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

December 11, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:         Delaware Group Income Funds (the “Registrant”)
File Nos. 811-02071; 002-37707

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 77 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purpose of adding a new series of shares to the Trust, designated as the Delaware Diversified Floating Rate Fund (the “Fund”).

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain other information contained in the prospectuses and the statement of additional information relating to the Fund.

As noted on the facing sheet, this Amendment relates only to the Fund, and the Amendment does not affect the information in the prospectuses and statement of additional information regarding the Registrant’s other series.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

                                          Very truly yours,

                                          /s/Jonathan M. Kopcsik
                                          Jonathan M. Kopcsik

cc:           Anthony G. Ciavarelli
Bruce G. Leto